Non-current receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	December 31, 2024	December 31, 2023
Shareholders loans to joint ventures	16,188	2
Derivatives	1,279	—
Cash guarantees and deposits	48,548	1,616
Other non-current receivables	9,061	6
Lease receivables	—	1,263
Investment	—	1
Total non-current receivables	75,076	2,888

Schedule of non-current receivables by contractual maturity date
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023
Receivable:
Within two years	57,240	2,764
Between two and three years	52	—
Between three and four years	4	—
Between four and five years	183	—
More than five years	17,597	124
Total non-current receivables	75,076	2,888